RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 19, 2021	Jul. 01, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2019
Related Party Transaction [Line Items]
Related party loan outstanding balance			$ 0		$ 0		$ 3,573	$ 12,700
Notes Payable Interest Rate At 8 With Due June 2021 [Member]
Related Party Transaction [Line Items]
Related party loan outstanding balance			0		0		2,382	0
Notes Payable Interest Rate At 8 With Due May 2021 [Member]
Related Party Transaction [Line Items]
Related party loan outstanding balance			0		0		1,191	0
Greenidge Blocker Corp [Member]
Related Party Transaction [Line Items]
Preferred unit, issued									15,000
Preferred unit, issuance value									$ 15,000
Letter of Credit [Member]
Related Party Transaction [Line Items]
Net proceeds from new line of credit	$ 10,000,000
Line of credit			4,994		4,994		4,938	4,938
Letter of Credit [Member] | Empire Pipeline Incorporated [Member]
Related Party Transaction [Line Items]
Line of credit			3,630		3,630		3,630	3,630
Atlas [Member]
Related Party Transaction [Line Items]
Partners capital account, Acquisitions		$ 16,277
Limited guaranty payment			1,000		1,000
Atlas [Member] | Letter of Credit [Member]
Related Party Transaction [Line Items]
Repayments of lines of credit							184	$ 206
Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Interest expense							$ 20
Promissory Note Agreement [Member] | Atlas [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage							8.00%	8.00%
Interest expense			$ 0	$ 273	$ 22	$ 540	$ 553	$ 673
Promissory Note Agreement [Member] | Atlas [Member] | Notes Payable Interest Rate At 8 With Due June 2021 [Member]
Related Party Transaction [Line Items]
Maturity date							June 2021
Related party loan outstanding balance							$ 2,382
Promissory Note Agreement [Member] | Atlas [Member] | Notes Payable Interest Rate At 8 With Due May 2021 [Member]
Related Party Transaction [Line Items]
Maturity date							May 2021
Related party loan outstanding balance							$ 1,191